Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes
Note 12 - Income Taxes

A.           The Company and its Israeli subsidiaries

1.	Measurement of taxable income under the Income Tax (Inflationary Adjustments) Law, 1985

The Company and one of its Israeli subsidiaries are foreign invested companies, and have elected, commencing January 1, 2007, to maintain their books and records in U.S dollars for tax purposes, as permitted under the tax regulations.

2.            Tax benefits under the Law for the Encouragement of Capital Investments, 1959

The Company maintains three investment programs in buildings, equipment and production facilities, which have been granted the status of "Approved Enterprise" under the Law for the Encouragement of Capital Investments, 1959. The Company elected to adopt the "Alternative Benefits Program" status. This status entitles the Company (due to its location in Israel) to an exemption from taxes on income derived therefrom for a period of 10 years starting in the year in which the Company first generates taxable income, but not later than 14 years from the date of approval (the last of which was received in February 2000) or 12 years from commencement of operations. The tax-exempt profits that are earned by the Company's "Approved Enterprises" can be distributed to shareholders, without additional tax liability on the Company only upon its complete liquidation.

If these retained tax-exempt profits are distributed in a manner other than in the complete liquidation of the Company, they would be taxed at the regular corporate tax rate applicable to such profits as if the Company had not elected the alternative system of benefits (depending on the level of foreign investment in the Company) currently between 10% to 25% for an "Approved Enterprise". As the Company has not yet reported any taxable income, the benefit period has not yet commenced as of December 31, 2012.

Income from sources other than the "Approved Enterprise" during the benefit period will be subject to tax at the regular corporate tax rate (see 4 below).

The entitlement to the above mentioned benefits is conditional upon the Company's fulfilling the conditions stipulated by the above mentioned law, regulations published thereunder and the certificates of approval for the specific investments in the Approved Enterprises. In the event of failure to comply with these conditions, the benefits may be canceled and the Company may be required to refund the amount of the benefits, in whole or in part, with the addition of linkage differences to the consumer price index and interest. Management believes that the Company is in compliance with the above-mentioned conditions as of December 31, 2012.

Amendment to the Law for the Encouragement of Capital Investments – 1959

On December 29, 2010 an amendment to the Law for the Encouragement of Capital Investments – 1959 was approved (hereinafter – "the Amendment to the Law"). The Amendment to the Law was published in the Official Gazette on January 6, 2011. The Amendment to the Law is effective from January 1, 2011 and its provisions will apply to preferred income derived or accrued in 2011 and thereafter by a preferred company, per the definition of these terms in the Amendment to the Law. Companies can choose to not be included in the scope of the Amendment to the Law and to stay in the scope of the law before its amendment until the end of the benefits period. The 2012 tax year is the last year companies can choose as the year of election, providing that the minimum qualifying investment began in 2010.

The Amendment provides that only companies in Development Area A will be entitled to the grants track and that they will be entitled to receive benefits under this track and under the tax benefits track at the same time. In addition, the existing tax benefit tracks were eliminated (the tax exempt track, the "Ireland track" and the "Strategic" track) and two new tax tracks were introduced in their place, a preferred enterprise and a special preferred enterprise, which mainly provide a uniform and reduced tax rate for all the company's income entitled to benefits, such as: for a preferred enterprise – in the 2011-2012 tax years – a tax rate of 10% for Development Area A and of 15% for the rest of the country, in the 2013-2014 tax years – a tax rate of 7% for Development Area A and of 12.5% for the rest of the country, and as from the 2015 tax year – 6% for Development Area A and 12% for the rest of the country. Furthermore, an enterprise that meets the definition of a special preferred enterprise is entitled to benefits for a period of 10 consecutive years and a reduced tax rate of 5% if it is located in Development Area A or of 8% if it is located in a different area.

The Amendment to the Law also provides that no tax will apply to a dividend distributed out of preferred income to a shareholder that is a company, for both the distributing company and the shareholder. A tax rate of 15% shall continue to apply to a dividend distributed out of preferred income to an individual shareholder or foreign resident, subject to double taxation prevention treaties, similar to the provisions of the existing law. Furthermore, the Amendment to the Law provides relief (hereinafter – "the relief") with respect to tax paid on a dividend received by an Israeli company from profits of an approved/alternative/beneficiary enterprise that accrued in the benefits period according to the version of the law before its amendment, if the company distributing the dividend notifies the tax authorities by June 30, 2015 that it is applying the provisions of the Amendment to the Law and the dividend is distributed after the date of the notice.

3.           The Law for the Encouragement of Industry (taxes), 1969

The Company believes that it qualifies as an "Industrial Company" under the Law for the Encouragement of Industry. The principal tax benefits for the Company are the deductibility of costs in connection with public offerings and amortization of certain intangibles.

4.	Tax rates

On July 14, 2009, the Knesset (the Israeli Parliament) passed the Economic Efficiency Law (Legislation Amendments for Implementation of the 2009 and 2010 Economic Plan) – 2009, which provided, inter alia, a gradual reduction in the company tax rate to 18% as from the 2016 tax year. In accordance with the aforementioned amendments, the company tax rates applicable as from the 2009 tax year are as follows: In the 2009 tax year - 26%, in the 2010  tax year – 25%, in the 2011 tax year – 24%, in the 2012 tax year – 23%, in the 2013 tax year – 22%, in the 2014 tax year  – 21%, in the 2015 tax year – 20% and as from the 2016 tax year the company tax rate will be 18%.

On December 5, 2011 the Knesset approved the Law to Change the Tax Burden (Legislative Amendments) – 2011. According to the law, the tax reduction that was provided in the Economic Efficiency Law, as aforementioned, will be cancelled and the regular company statutory tax rate will be 25% as from 2012.

B.	Non-Israeli subsidiaries are taxed based on the income tax laws in their country of residence.

 C.            Deferred income taxes:

	December 31	December 31
	2011	2012
Deferred tax assets:
Net operating loss carryforwards	$32,084	$36,841
Goodwill	2,145	1,762
Other	3,414	3,399

Total gross deferred tax assets	37,643	42,002
Less – valuation allowance	(37,643)	(42,002)

Net deferred tax assets	$-	$-

Deferred tax liability -

Intangible assets	(65)	(53)

Net deferred tax liability	$(65)	$(53)

The net change in the total valuation allowance for each of the years ended December 31, 2010, 2011 and 2012, are comprised as follows:

	Year ended December 31
	2010	2011	2012
Balance at beginning of year	26,988	27,311	37,643
Additions during the year	481	1,520	4,336
Changes due to amendments to tax laws
and applicable future tax rates, see note 12A(4)	-	8,858	-
Other changes	(158)	(46)	23
Balance at end of year	27,311	37,643	42,002

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets depends on the generation of future taxable income during the periods in which those temporary differences are deductible. Based on the level of historical taxable losses, management believes that it is more likely than not that the Company will not realize the benefits of these deductible differences.

D.
As of December 31, 2012, the net operating loss carryforwards for tax purposes relating to Israeli companies amounted to approximately $127,066. Tax loss carryforwards in Israel may be carried forward indefinitely to offset against future taxable operational income. Under the Income Tax (Inflationary Adjustments) Law, 1985, and based on the Company's election (see note12A), tax loss carryforwards are linked to the USD.  Tax loss carryforwards relating to non-Israeli companies aggregate approximately $19,235, which will expire as follows: 2013 - $9, 2014 - $41, 2016- $237, 2025 - $123, 2026 - $3,206 and 2027- $533. The remaining balance of $15,086 can be utilized with no expiration date.

E.
The Company has not recognized a deferred tax liability for the undistributed earnings of its foreign subsidiaries that arose in 2012 and prior years, because the Company considers these earnings to be indefinitely reinvested. A deferred tax liability will be recognized when the Company can no longer demonstrate that it plans to indefinitely reinvest these undistributed earnings. As of December 31, 2012, the undistributed earnings of these foreign subsidiaries were approximately $4,213. It is impracticable to determine the additional taxes payable when these earnings are remitted.

F.	No current or net deferred taxes were recorded in Israel. Non-Israeli income tax expenses included in the consolidated statements of operations are as follows:

	Year ended December 31
	2010	2011	2012
Current	$(447)	$(288)	$(179)
Deferred	36	19	12

Income tax expenses	$(411)	$(269)	$(167)

Income tax expenses for the years ended December 31, 2010, 2011 and 2012, differed from the amounts computed by applying the Israeli statutory tax rates of 25%, 24% and 25% to loss from continuing operations before taxes on income, as a result of the following:

	Year ended December 31
	2010	2011	2012
Computed "expected" income tax benefit	$646	$1,638	$4,349
Decrease in income tax benefit
resulting from:
Change in valuation allowance, net	(481)	(1,520)	(4,336)
Stock-based compensation related to options
issued to employees	(418)	(235)	(188)
Non-deductible expenses	(220)	(133)	(35)
Other	62	(19)	43

Total income tax expenses	$(411)	$(269)	$(167)

G.	Income (loss) from continuing operations before taxes on income consists of the following:

	Year ended December 31
	2010	2011	2012
Israel	$(3,092)	$(5,580)	$(16,623)
Non-Israel	504	(1,244)	(773)

	$(2,588)	$(6,824)	$(17,396)

H.           Accounting for uncertainty in income taxes

As of December 31, 2010, 2011 and 2012, the Company did not have any unrecognized tax benefits. In addition, the Company does not expect that the amount of unrecognized tax benefits will change significantly within the next twelve months.

For the years ended December 31, 2010, 2011 and 2012, no interest and penalties related to unrecognized tax benefits have been accrued.

The Company and its major subsidiaries file income tax returns in Israel, Hong Kong, Poland and Germany. With few exceptions, the income tax returns of the Company and its major subsidiaries are open to examination by the Israeli and the respective foreign tax authorities for the tax years beginning in 2007.